SCHEDULE OF SUPPLEMENTAL CASH PAID AND RECEIVED BY THE COMPANY (Details) - USD ($)			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 08, 2024	Apr. 18, 2024	Dec. 31, 2024	Nov. 30, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Supplemental Cash Flow Elements [Abstract]
SAFE conversion to shares											$ 1,025,000
Fair value of finders and advisory warrants	$ 58,290	$ 181,394	$ 165,518	$ 165,518	$ 134,813					1,402,511	1,488,527
Cash paid for interest							$ 1,307	$ 248	$ 3,940	5,241	5,325
Cash received for interest						$ 43,114	$ 18,056	$ 91,350	$ 68,026	$ 119,480	$ 240,393